Fathom OpCo Predecessor Period Acquisitions - Incodema and Newchem - Additional Information (Details) - USD ($) $ in Thousands			12 Months Ended
	Dec. 23, 2021	Jul. 27, 2020	Dec. 31, 2021	Dec. 31, 2023	Dec. 31, 2022
Business Acquisition [Line Items]
Business combination acquisition costs expensed	$ 19,010
Contingent consideration paid			$ 1,984
Incodema LLC [Member]
Business Acquisition [Line Items]
Remaining undiscounted payments under contingent consideration arrangement				$ 850	$ 2,720
Incodema, LLC and Newchem, LLC [Member] | Incodema LLC [Member]
Business Acquisition [Line Items]
Business acquisition, percentage of interests acquired		100.00%
Business combination acquisition costs expensed		$ 1,489
Payment of transaction fee to affiliate		$ 400